OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Other Investments [Abstract]
OTHER INVESTMENTS [Text Block]

4. OTHER INVESTMENTS

		December 31,	December 31,
	Note	2021	2020
Balance at beginning of the year		$4,767	$69
Investment in marketable securities, at cost		3,753	5,497
FMV of investments received on asset disposal	10	9,851	-
Disposals		(9,288)	(1,032)
Gain (loss) on marketable securities		2,117	233
Balance at end of the year		$11,200	$4,767

The Company holds $11,151 in marketable securities that are classified as Level 1 and $49 in marketable securities that are classified as Level 3 in the fair value hierarchy (Note 24) and are classified as financial assets measured at FVTPL. The fair values of Level 1 marketable securities are determined based on a market approach reflecting the closing price of each particular security at the reporting date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, being the market with the greatest volume and level of activity for the assets. Marketable securities classified as Level 3 in the fair value hierarchy are share purchase warrants and the fair value of the warrants at each period end has been estimated using the Black-Scholes Option Pricing Model.
Changes in fair value of marketable securities are recognized in profit or loss.